Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The principal related parties with which the Group had significant transactions during the periods presented were as follows:

No.	Names of related parties	Relationship
1	Mr. Zhan Jie*	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

Amounts due from related parties consisted of the following for the periods indicated:

	As of June 30,
	2025	2026
	RMB	RMB
Mr. Zhan Jie*	-	-

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,
	2025	2026
	RMB	RMB
Mr. Zhan Jie*	513,513	-
Amounts due to related parties	513,513	-

During the years ended June 30, 2024, 2025 and 2026, the Group had the following significant related party transactions:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Repayment of loans to related parties
Mr. Zhan Jie*	15,000,000	-	-
Mrs. Zhang Pingting	15,000,000	-	-

Capital injection from related parties
Mr. Zhan Jie*	15,000,000	-	-
Mrs. Zhang Pingting	15,000,000	-	-
Mr. Wen Haoxiang	1,500,000	-	-
Following the issuance of new shares in July 2, 2025, Mr. Zhan Jie’s shareholding percentage fell below 5%, and he ceased to be a related party.